FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Marketable securities:	$ 20,604	$ 165,695
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total Assets	583,511	400,672
Liabilities:
Contingent consideration arrangement
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Treasury and government agency money market funds
Assets:
Cash equivalents:	545,290	321,314
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Commercial paper
Assets:
Cash equivalents:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Time deposits
Assets:
Cash equivalents:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Corporate debt securities
Assets:
Marketable securities:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | States of the U.S. and state political subdivisions
Assets:
Marketable securities:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Equity security
Assets:
Marketable securities:	6,977	4,667
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Auction rate securities
Assets:
Long-term investments:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Long-term marketable equity securities
Assets:
Long-term investments:	31,244	74,691
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	25,621	403,720
Liabilities:
Contingent consideration arrangement
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Treasury and government agency money market funds
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Commercial paper
Assets:
Cash equivalents:		237,942
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets:
Cash equivalents:	11,994	4,750
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Corporate debt securities
Assets:
Marketable securities:	13,627	48,705
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | States of the U.S. and state political subdivisions
Assets:
Marketable securities:		112,323
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Equity security
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Auction rate securities
Assets:
Long-term investments:
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Long-term marketable equity securities
Assets:
Long-term investments:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Total Assets	8,100	5,870
Liabilities:
Contingent consideration arrangement		(10,000)
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Treasury and government agency money market funds
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Commercial paper
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Time deposits
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Corporate debt securities
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | States of the U.S. and state political subdivisions
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Equity security
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Auction rate securities
Assets:
Long-term investments:	8,100	5,870
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Long-term marketable equity securities
Assets:
Long-term investments:
Fair value on a recurring basis | Total Fair Value Measurements
Assets:
Total Assets	617,232	810,262
Liabilities:
Contingent consideration arrangement		(10,000)
Fair value on a recurring basis | Total Fair Value Measurements | Treasury and government agency money market funds
Assets:
Cash equivalents:	545,290	321,314
Fair value on a recurring basis | Total Fair Value Measurements | Commercial paper
Assets:
Cash equivalents:		237,942
Fair value on a recurring basis | Total Fair Value Measurements | Time deposits
Assets:
Cash equivalents:	11,994	4,750
Fair value on a recurring basis | Total Fair Value Measurements | Corporate debt securities
Assets:
Marketable securities:	13,627	48,705
Fair value on a recurring basis | Total Fair Value Measurements | States of the U.S. and state political subdivisions
Assets:
Marketable securities:		112,323
Fair value on a recurring basis | Total Fair Value Measurements | Equity security
Assets:
Marketable securities:	6,977	4,667
Fair value on a recurring basis | Total Fair Value Measurements | Auction rate securities
Assets:
Long-term investments:	8,100	5,870
Fair value on a recurring basis | Total Fair Value Measurements | Long-term marketable equity securities
Assets:
Long-term investments:	$ 31,244	$ 74,691